Non-controlling Interests - Summary of Changes in Non-controlling Interest (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2021	May 31, 2020	May 31, 2019
Beginning balance	$ 136,516
Capital contribution from non-controlling interests		$ 64	$ 20,498
Exercise of share options in Koolearn Holding	1,929	3,629
Net loss attributed to non-controlling interests	230,021	354,859	227,846
Ending balance	104,901	136,516
Noncontrolling Interest [Member]
Beginning balance	136,516	164,411
Purchase of non-controlling interests	(626)	6,675
Capital contribution from non-controlling interests		(39)	5,317
Koolearn additional shares issuance	30,000
Share-based compensation expenses from Koolearn Holding	39,527	20,731
Exercise of share options in Koolearn Holding	1,929	3,629
Foreign currency translation adjustment	1,948	(417)
Net loss attributed to non-controlling interests	(104,393)	(58,474)	(10,219)
Ending balance	$ 104,901	$ 136,516	$ 164,411